Accounting Policies Adoption of IFRS 9 (Details) $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($)
Disclosure of significant accounting policies [Abstract]
ReclassificationOutOfAvailableForSaleReserve	$ 43
TransfertoFVTOCIReserve	(33)
TransfertoAccumulatedLosses	$ (10)